Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 33,086	$ 4,704	$ 26,346
Income tax benefit	7,562	975	7,846
Total stock-based compensation, net of tax	25,524	3,729	18,500
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	1,923	26	1,302
Cost of product sales
Stock-Based Compensation
Stock-based compensation expense before income taxes	445	(8)	330
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	27,702	4,628	22,304
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 3,016	$ 58	$ 2,410